Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share premium [member]	Reverse recapitalization reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total equity [member]
Balance at Dec. 31, 2022	$ 112,821	$ (79,596)	$ 9,257	$ 20,348	$ 21,238	$ 9,614	$ (96,072)	$ 2,468	$ 78	$ 797	$ 875
IfrsStatementLineItems [Line Items]
Net loss for the period							(2,025)		(2,025)	(17)	(2,042)
Exchange difference on transaction of financial statements of foreign operations								(260)	(260)		(260)
Total comprehensive loss for the period							(2,025)	(260)	(2,285)	(17)	(2,302)
Issuance of new shares for equity financing	8,323								8,323		8,323
Conversion of long-term notes into common shares	520								520		520
Equity compensation - employee share-based compensation	104			6,881					6,985		6,985
Balance at Dec. 31, 2023	121,768	(79,596)	9,257	27,229	21,238	9,614	(98,097)	2,208	13,621	780	14,401
IfrsStatementLineItems [Line Items]
Net loss for the period							(10,544)		(10,544)	(43)	(10,587)
Exchange difference on transaction of financial statements of foreign operations								(348)	(348)	(49)	(397)
Total comprehensive loss for the period							(10,544)	(348)	(10,892)	(92)	(10,984)
Issuance of new shares for equity financing	12,639								12,639		12,639
Conversion of long-term notes into common shares	2,618								2,618		2,618
Equity compensation - employee share-based compensation	348			5,991					6,339		6,339
Warrants exercised	1,228								1,228		1,228
Balance at Dec. 31, 2024	138,601	(79,596)	9,257	33,220	21,238	9,614	(108,641)	1,860	25,553	688	26,241
IfrsStatementLineItems [Line Items]
Net loss for the period							(10,759)		(10,759)	(465)	(11,224)
Exchange difference on transaction of financial statements of foreign operations								(768)	(768)	13	(755)
Total comprehensive loss for the period							(10,759)	(768)	(11,527)	(452)	(11,979)
Issuance of new shares for equity financing	1,840								1,840		1,840
Conversion of long-term notes into common shares	8,612								8,612		8,612
Equity compensation - employee share-based compensation				2,179					2,179		2,179
Balance at Sep. 30, 2025	$ 149,053	$ (79,596)	$ 9,257	$ 35,399	$ 21,238	$ 9,614	$ (119,400)	$ 1,092	$ 26,657	$ 236	$ 26,893